Investment Risks	Jul. 22, 2026
T-REX 2X LONG SIVE DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of the Reference Asset’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how SIVE volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) SIVE volatility; b) SIVE performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to SIVE. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of SIVE volatility and SIVE performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to SIVE; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of SIVE.

During periods of higher SIVE volatility, the volatility of SIVE may affect the Fund’s return as much as, or more than, the return of SIVE. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SIVE during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if SIVE provided no return over a one-year period during which SIVE experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if SIVE’s return is flat. For instance, if SIVE’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of SIVE and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of SIVE. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

SIVE’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 79.78%. SIVE’s annualized daily volatility rates were as follows:

2021    57.03%
2022    100.05%
2023    56.48%
2024    96.24%
2025    78.91%

SIVE’s annualized performance for the five-year period ended December 31, 2025 was -33.15%. Historical volatility and performance are not indications of what SIVE volatility and performance will be in the future. SIVE’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for SIVE is US$11.75 on June 3, 2026 and the 52-week low stock price for SIVE is US$0.31 which occurred on February 26, 2026. SIVE’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG SIVE DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Asset will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Asset, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Asset subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Asset does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Asset and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG SIVE DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG SIVE DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of the Reference Asset, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG SIVE DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to SIVE that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG SIVE DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Asset at the market close on the first trading day and the value of the Reference Asset at the time of purchase. If the Reference Asset gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Asset declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Asset.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG SIVE DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Asset and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Asset is impacted by the Reference Asset's movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Asset at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Asset increases on days when the Reference Asset is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) SIVE. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with SIVE. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to SIVE. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of SIVE. Any of these factors could decrease the correlation between the performance of the Fund and SIVE and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG SIVE DAILY TARGET ETF | Market And Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities and other positions in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

T-REX 2X LONG SIVE DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. Sivers Semiconductors AB is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of SIVE and make no representation as to the performance of SIVE. Investing in the Fund is not equivalent to investing in SIVE. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to SIVE.

T-REX 2X LONG SIVE DAILY TARGET ETF | Foreign Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investing Risk. Securities issued by entities organized, domiciled, or with a principal executive office outside the United States may involve certain special risk considerations that are not typically associated with investing in securities of U.S. companies. World events could adversely affect the value and/or liquidity of securities of foreign companies or foreign issuers, potentially in ways that differ from impacts to U.S. companies or issuers. Further, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region could adversely impact a different country or region. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation or other adverse tax consequences, political or social instability, changes to laws and regulations or interpretations of laws and regulations, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions on the United States by a foreign country, or on a foreign country or issuer by the United States could adversely affect the value of securities issued by a non-U.S. company. Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. The financial statements of the issuer of the Reference Asset are prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board, which differs in certain respects from United States generally accepted accounting principles (“U.S. GAAP”) and practices prescribed by the SEC. Therefore, such financial statements may not be comparable to financial statements prepared in accordance with U.S. GAAP.

T-REX 2X LONG SIVE DAILY TARGET ETF | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. The Fund is subject to the risk that foreign currency will perform differently than U.S. dollars and increase the potential loss to the Fund. Currency exchange rates may be volatile, move rapidly, and change as a result of changes in interest rates, inflation rates, government surpluses or deficits, and monetary policy or currency controls imposed by local governments or supranational entities such as the International Monetary Fund. Changes in currency exchange rates can affect the value of the Fund’s holdings.

T-REX 2X LONG SIVE DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG SIVE DAILY TARGET ETF | SIVE Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
SIVE Investing Risk. Issuer-specific attributes may cause an investment held by the Fund in SIVE to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, SIVE faces risks unique to its operations, including, but not limited to, dependence on demand for wireless connectivity, photonics, and semiconductor solutions used in telecommunications infrastructure, satellite communications, defense, aerospace, artificial intelligence, and data center applications; customer concentration risk and reliance on a limited number of strategic customers, development programs, and design wins; long sales cycles and uncertainty associated with the commercialization and adoption of emerging technologies, including millimeter wave and optical communication technologies; rapid technological change and the need for substantial and continuous investments in research and development; intense competition from larger, better-capitalized semiconductor and photonics companies; risks associated with the design, manufacture, and integration of highly complex semiconductor components and systems; dependence on third-party foundries, suppliers, and outsourced manufacturing partners; supply chain disruptions, component shortages, and geopolitical risks affecting global semiconductor markets; risks related to achieving production scale, product performance, and reliability targets;
exposure to fluctuations in foreign currency exchange rates and international operations; and the risk that anticipated growth opportunities in AI infrastructure, 5G, satellite communications, and related markets may not materialize as expected.

T-REX 2X LONG SIVE DAILY TARGET ETF | Risk Of Investing In Sweden Risk Member
Prospectus [Line Items]
Risk [Text Block]

Risk of Investing in Sweden. Investments in issuers domiciled in Sweden may involve risks that are not typically associated with investments in the United States or other markets. The Swedish economy is highly dependent on international trade and exports, particularly within Europe, making it sensitive to global economic conditions, changes in demand from key trading partners, supply chain disruptions, and fluctuations in foreign exchange rates. Sweden’s economy is also influenced by developments in the European Union and broader European financial markets, despite Sweden not having adopted the euro as its currency.

Swedish financial markets may be adversely affected by regional economic or political events, changes in interest rates, inflationary pressures, or regulatory developments affecting the European market. Currency fluctuations between the Swedish krona and the U.S. dollar may reduce investment returns for U.S. investors. In addition, Swedish companies may be subject to different accounting, auditing, financial reporting, corporate governance, and disclosure standards than those applicable to U.S. companies. Certain sectors of the Swedish economy, including technology, telecommunications, industrial manufacturing, and financial services, represent a significant portion of the market, which may increase vulnerability to industry-specific downturns. Sweden’s relatively small domestic market may also limit growth opportunities for certain issuers and increase dependence on international operations. These and other factors may negatively impact the value and liquidity of investments in Swedish issuers.

T-REX 2X LONG SIVE DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG SIVE DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which SIVE is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which SIVE is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, SIVE is assigned to the semiconductor industry.

•Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources, or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

T-REX 2X LONG SIVE DAILY TARGET ETF | Industry Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources, or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.
T-REX 2X LONG SIVE DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG SIVE DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG SIVE DAILY TARGET ETF | Small-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG SIVE DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with the Reference Asset. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference Asset's value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference Asset. Under such circumstances, the market for the Reference Asset may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of the Reference Asset and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Reference Asset and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of the Reference Asset and correlated derivative instruments.

T-REX 2X LONG SIVE DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Asset and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Asset experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG SIVE DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of SIVE does not provide leveraged exposure to the Reference Asset and, as a result, if the Fund invests directly in common stock of SIVE to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG SIVE DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG SIVE DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG SIVE DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG SIVE DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG SIVE DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG SIVE DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG SIVE DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG SIVE DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG SIVE DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG SIVE DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG SIVE DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of the Reference Asset’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Hanwha Aerospace volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Hanwha Aerospace volatility; b) Hanwha Aerospace performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to Hanwha Aerospace. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Hanwha Aerospace volatility and Hanwha Aerospace performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to Hanwha Aerospace; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of Hanwha Aerospace.

During periods of higher Hanwha Aerospace volatility, the volatility of Hanwha Aerospace may affect the Fund’s return as much as, or more than, the return of Hanwha Aerospace. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of Hanwha Aerospace during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if Hanwha Aerospace provided no return over a one-year period during which Hanwha Aerospace experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if Hanwha Aerospace’s return is flat. For instance, if Hanwha Aerospace’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of Hanwha Aerospace and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of Hanwha Aerospace. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Hanwha Aerospace’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 52.34%. Hanwha Aerospace’s annualized daily volatility rates were as follows:

2021    44.91%
2022    49.58%
2023    44.89%
2024    57.92%
2025    62.27%

Hanwha Aerospace’s annualized performance for the five-year period ended December 31, 2025 was 100.61%. Historical volatility and performance are not indications of what Hanwha Aerospace volatility and performance will be in the future. Hanwha Aerospace’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for Hanwha Aerospace is US$1,190.00 on March 3, 2026 and the 52-week low stock price for Hanwha Aerospace is US$585.00, which occurred on August 21, 2025. Hanwha Aerospace’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Asset will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Asset, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Asset subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Asset does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Asset and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of the Reference Asset, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to Hanwha Aerospace that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Asset at the market close on the first trading day and the value of the Reference Asset at the time of purchase. If the Reference Asset gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Asset declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Asset.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Asset and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Asset is impacted by the Reference Asset's movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Asset at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Asset increases on days when the Reference Asset is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) Hanwha Aerospace. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with Hanwha Aerospace. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to Hanwha Aerospace. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Hanwha Aerospace. Any of these factors could decrease the correlation between the performance of the Fund and Hanwha Aerospace and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Market And Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities and other positions in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. Hanwha Aerospace Co., Ltd. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Hanwha Aerospace Co., Ltd. and make no representation as to the performance of Hanwha Aerospace. Investing in the Fund is not equivalent to investing in Hanwha Aerospace. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to Hanwha Aerospace.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Foreign Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investing Risk. Securities issued by entities organized, domiciled, or with a principal executive office outside the United States may involve certain special risk considerations that are not typically associated with investing in securities of U.S. companies. World events could adversely affect the value and/or liquidity of securities of foreign companies or foreign issuers, potentially in ways that differ from impacts to U.S. companies or issuers. Further, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region could adversely impact a different country or region. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation or other adverse tax consequences, political or social instability, changes to laws and regulations or interpretations of laws and regulations, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions on the United States by a foreign country, or on a foreign country or issuer by the United States could adversely affect the value of securities issued by a non-U.S. company. Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. The financial statements of the issuer of the Reference Asset are prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board, which differs in certain respects from United States generally accepted accounting principles (“U.S. GAAP”) and practices prescribed by the SEC. Therefore, such financial statements may not be comparable to financial statements prepared in accordance with U.S. GAAP.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. The Fund is subject to the risk that foreign currency will perform differently than U.S. dollars and increase the potential loss to the Fund. Currency exchange rates may be volatile, move rapidly, and change as a result of changes in interest rates, inflation rates, government surpluses or deficits, and monetary policy or currency controls imposed by local governments or supranational entities such as the International Monetary Fund. Changes in currency exchange rates can affect the value of the Fund’s holdings.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which Hanwha Aerospace is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Hanwha Aerospace is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Hanwha Aerospace is assigned to the aerospace and defense industry.

•Aerospace and Defense Industry Risk. Companies operating in the aerospace and defense industry may be significantly affected by government spending policies, geopolitical developments, economic conditions, and technological change. Many aerospace and defense companies depend heavily on government contracts and defense budgets and may be adversely affected by reductions in military spending, program delays or cancellations, regulatory changes, export restrictions, or changes in procurement priorities. The industry is also subject to risks associated with the development and production of highly complex products and systems, including cost overruns, supply chain disruptions, cybersecurity threats, manufacturing challenges, and substantial research and development expenditures. Aerospace and defense companies may face intense competition, long development cycles, customer concentration risk, and exposure to fluctuations in raw material costs, foreign currency exchange rates, and global political conditions, any of which may negatively affect their financial performance and market value.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with the Reference Asset. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference Asset's value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference Asset. Under such circumstances, the market for the Reference Asset may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of the Reference Asset and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Reference Asset and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of the Reference Asset and correlated derivative instruments.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Asset and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Asset experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of Hanwha Aerospace does not provide leveraged exposure to the Reference Asset and, as a result, if the Fund invests directly in common stock of Hanwha Aerospace to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Hanwha Aerospace Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Hanwha Aerospace Investing Risk. Issuer-specific attributes may cause an investment held by the Fund in Hanwha Aerospace to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, Hanwha Aerospace faces risks unique to its operations, including, but not limited to, dependence on government defense spending and procurement programs in South Korea and other countries; reliance on large military, aerospace, and industrial contracts that may be delayed, modified, or canceled; exposure to geopolitical tensions and changes in international relations, export controls, sanctions, and defense trade regulations; risks associated with the development, manufacture, and integration of highly complex aerospace, defense, and propulsion systems; substantial research and development and capital expenditure requirements; dependence on key suppliers, global supply chains, and the availability of critical components and raw materials; intense competition from global aerospace and defense companies; operational and execution risks related to large-scale production programs and project performance; exposure to foreign currency exchange rate fluctuations and international operations; and the risk that anticipated demand for defense systems, aerospace technologies, and space-related programs may not materialize as expected.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Risk Of Investing In South Korea Member
Prospectus [Line Items]
Risk [Text Block]

Risk of Investing in South Korea. Investments in issuers domiciled in South Korea may involve risks that are not typically associated with investments in the United States or other developed markets. The South Korean economy is highly dependent on international trade and exports, making it sensitive to global economic conditions, changes in demand from key trading partners, and fluctuations in commodity prices. Political and economic relations with neighboring countries, particularly North Korea, may create additional uncertainty and volatility in the South Korean financial markets.

South Korea’s financial markets may be subject to increased volatility, lower liquidity, and greater regulatory or governmental intervention than markets in the United States. Currency fluctuations between the South Korean won and the U.S. dollar may adversely affect the value of investments. In addition, South Korean companies may be subject to different accounting, auditing, financial reporting, and disclosure standards than those applicable to U.S. companies. The South Korean economy is also concentrated in certain industries, including technology and manufacturing, which may increase vulnerability to sector-specific downturns. These and other factors may negatively impact the value and liquidity of investments in South Korean issuers.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector Risk. The Fund’s assets will be concentrated in the industrials sector, which means the Fund will be more affected by the performance of the industrials sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrials sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Industry Concentration Risk, Aerospace And Defense Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Aerospace and Defense Industry Risk. Companies operating in the aerospace and defense industry may be significantly affected by government spending policies, geopolitical developments, economic conditions, and technological change. Many aerospace and defense companies depend heavily on government contracts and defense budgets and may be adversely affected by reductions in military spending, program delays or cancellations, regulatory changes, export restrictions, or changes in procurement priorities. The industry is also subject to risks associated with the development and production of highly complex products and systems, including cost overruns, supply chain disruptions, cybersecurity threats, manufacturing challenges, and substantial research and development expenditures. Aerospace and defense companies may face intense competition, long development cycles, customer concentration risk, and exposure to fluctuations in raw material costs, foreign currency exchange rates, and global political conditions, any of which may negatively affect their financial performance and market value.
T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG HANWHA AEROSPACE DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of the Reference Asset’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Hyundai volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Hyundai volatility; b) Hyundai performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to Hyundai. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Hyundai volatility and Hyundai performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to Hyundai; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of Hyundai.

During periods of higher Hyundai volatility, the volatility of Hyundai may affect the Fund’s return as much as, or more than, the return of Hyundai. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of Hyundai during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if Hyundai provided no return over a one-year period during which Hyundai experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if Hyundai’s return is flat. For instance, if Hyundai’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of Hyundai and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of Hyundai. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Hyundai’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 32.61%. Hyundai’s annualized daily volatility rates were as follows:

2021    35.78%
2022    25.24%
2023    21.56%
2024    38.57%
2025    38.13%

Hyundai’s annualized performance for the five-year period ended December 31, 2025 was 8.78%. Historical volatility and performance are not indications of what Hyundai volatility and performance will be in the future. Hyundai’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for Hyundai is US$565.00 on May 31, 2026 and the 52-week low stock price for Hyundai is US$147.00, which occurred on June 26, 2026. Hyundai’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Asset will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Asset, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Asset subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Asset does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Asset and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of the Reference Asset, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to Hyundai that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Asset at the market close on the first trading day and the value of the Reference Asset at the time of purchase. If the Reference Asset gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Asset declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Asset.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Asset and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Asset is impacted by the Reference Asset's movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Asset at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Asset increases on days when the Reference Asset is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) Hyundai. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with Hyundai. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to Hyundai. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Hyundai. Any of these factors could decrease the correlation between the performance of the Fund and Hyundai and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Market And Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities and other positions in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. Hyundai Motor Company is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Hyundai Motor Company and make no representation as to the performance of Hyundai. Investing in the Fund is not equivalent to investing in Hyundai. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to Hyundai.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Foreign Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investing Risk. Securities issued by entities organized, domiciled, or with a principal executive office outside the United States may involve certain special risk considerations that are not typically associated with investing in securities of U.S. companies. World events could adversely affect the value and/or liquidity of securities of foreign companies or foreign issuers, potentially in ways that differ from impacts to U.S. companies or issuers. Further, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region could adversely impact a different country or region. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation or other adverse tax consequences, political or social instability, changes to laws and regulations or interpretations of laws and regulations, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions on the United States by a foreign country, or on a foreign country or issuer by the United States could adversely affect the value of securities issued by a non-U.S. company. Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. The financial statements of the issuer of the Reference Asset are prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board, which differs in certain respects from United States generally accepted accounting principles (“U.S. GAAP”) and practices prescribed by the SEC. Therefore, such financial statements may not be comparable to financial statements prepared in accordance with U.S. GAAP.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. The Fund is subject to the risk that foreign currency will perform differently than U.S. dollars and increase the potential loss to the Fund. Currency exchange rates may be volatile, move rapidly, and change as a result of changes in interest rates, inflation rates, government surpluses or deficits, and monetary policy or currency controls imposed by local governments or supranational entities such as the International Monetary Fund. Changes in currency exchange rates can affect the value of the Fund’s holdings.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which Hyundai is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Hyundai is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Hyundai is assigned to the auto manufacturers industry.

•Auto Manufacturers Industry Risk. The auto manufacturing industry is capital-intensive, highly competitive, and subject to significant cyclical and structural risks. Businesses in this sector face challenges from fluctuating raw material and energy costs, global supply chain disruptions, labor issues, and shifting consumer preferences. Rapid technological change—including the transition to electric and autonomous vehicles—requires substantial investment and exposes manufacturers to risks of product obsolescence and execution delays. In addition, the industry is heavily regulated, with evolving safety, emissions, and environmental standards that may increase compliance costs and limit market flexibility. Economic downturns, trade restrictions, and geopolitical instability can also dampen demand or restrict access to key markets. Any of these factors could materially affect the performance and profitability of companies in the industry.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with the Reference Asset. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference Asset's value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference Asset. Under such circumstances, the market for the Reference Asset may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of the Reference Asset and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Reference Asset and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of the Reference Asset and correlated derivative instruments.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Asset and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Asset experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of Hyundai does not provide leveraged exposure to the Reference Asset and, as a result, if the Fund invests directly in common stock of Hyundai to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG HYUNDAI DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG HYUNDAI DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG HYUNDAI DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG HYUNDAI DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG HYUNDAI DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Risk Of Investing In South Korea Member
Prospectus [Line Items]
Risk [Text Block]

Risk of Investing in South Korea. Investments in issuers domiciled in South Korea may involve risks that are not typically associated with investments in the United States or other developed markets. The South Korean economy is highly dependent on international trade and exports, making it sensitive to global economic conditions, changes in demand from key trading partners, and fluctuations in commodity prices. Political and economic relations with neighboring countries, particularly North Korea, may create additional uncertainty and volatility in the South Korean financial markets.

South Korea’s financial markets may be subject to increased volatility, lower liquidity, and greater regulatory or governmental intervention than markets in the United States. Currency fluctuations between the South Korean won and the U.S. dollar may adversely affect the value of investments. In addition, South Korean companies may be subject to different accounting, auditing, financial reporting, and disclosure standards than those applicable to U.S. companies. The South Korean economy is also concentrated in certain industries, including technology and manufacturing, which may increase vulnerability to sector-specific downturns. These and other factors may negatively impact the value and liquidity of investments in South Korean issuers.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Hyundai Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Hyundai Investing Risk. Issuer-specific attributes may cause an investment held by the Fund in Hyundai to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, Hyundai faces risks unique to its operations, including, but not limited to, dependence on global consumer demand for automobiles and related financing products; sensitivity to economic conditions, interest rates, fuel prices, and consumer preferences; intense competition within the global automotive industry; risks associated with the development and adoption of electric vehicles, autonomous driving technologies, and other emerging automotive technologies; substantial research and development and capital expenditure requirements; reliance on global manufacturing operations, suppliers, and supply chains, including the availability and cost of semiconductors, batteries, and raw materials; exposure to product recalls, warranty claims, product liability litigation, and quality control issues; risks related to labor relations and manufacturing disruptions; exposure to foreign currency exchange rate fluctuations and international operations; changing environmental, safety, and emissions regulations; and the risk that anticipated demand for Hyundai’s vehicles and mobility solutions may not materialize as expected.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Consumer Cyclical Sector Risk. Investments in the consumer cyclical sector involve risks associated with companies that manufacture products and provide discretionary services directly to the consumer. The risk associated with these companies is closely tied to the performance of the global economy, interest rates, competition, and consumer confidence.

T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Industry Concentration Risk, Auto Manufacturers Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Auto Manufacturers Industry Risk. The auto manufacturing industry is capital-intensive, highly competitive, and subject to significant cyclical and structural risks. Businesses in this sector face challenges from fluctuating raw material and energy costs, global supply chain disruptions, labor issues, and shifting consumer preferences. Rapid technological change—including the transition to electric and autonomous vehicles—requires substantial investment and exposes manufacturers to risks of product obsolescence and execution delays. In addition, the industry is heavily regulated, with evolving safety, emissions, and environmental standards that may increase compliance costs and limit market flexibility. Economic downturns, trade restrictions, and geopolitical instability can also dampen demand or restrict access to key markets. Any of these factors could materially affect the performance and profitability of companies in the industry.
T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG HYUNDAI DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of the Reference Asset’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Samsung volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Samsung volatility; b) Samsung performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to Samsung. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Samsung volatility and Samsung performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to Samsung; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of Samsung.

During periods of higher Samsung volatility, the volatility of Samsung may affect the Fund’s return as much as, or more than, the return of Samsung. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of Samsung during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if Samsung provided no return over a one-year period during which Samsung experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if Samsung’s return is flat. For instance, if Samsung’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of Samsung and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of Samsung. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Samsung’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 26.76%. Samsung’s annualized daily volatility rates were as follows:

2021    21.66%
2022    22.49%
2023    20.74%
2024    31.47%
2025    33.95%

Samsung’s annualized performance for the five-year period ended December 31, 2025 was 7.96%. Historical volatility and performance are not indications of what Samsung volatility and performance will be in the future. Samsung’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for Samsung is US$269.00 on June 19, 2026 and the 52-week low stock price for Samsung is US$41.00, which occurred on July 9, 2025. Samsung’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Asset will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Asset, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Asset subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Asset does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Asset and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of the Reference Asset, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to Samsung that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Asset at the market close on the first trading day and the value of the Reference Asset at the time of purchase. If the Reference Asset gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Asset declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Asset.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Asset and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Asset is impacted by the Reference Asset's movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Asset at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Asset increases on days when the Reference Asset is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) Samsung. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with Samsung. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to Samsung. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Samsung. Any of these factors could decrease the correlation between the performance of the Fund and Samsung and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Market And Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities and other positions in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. Samsung Electronics Co., Ltd. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Samsung and make no representation as to the performance of Samsung. Investing in the Fund is not equivalent to investing in Samsung. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to Samsung.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Foreign Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investing Risk. Securities issued by entities organized, domiciled, or with a principal executive office outside the United States may involve certain special risk considerations that are not typically associated with investing in securities of U.S. companies. World events could adversely affect the value and/or liquidity of securities of foreign companies or foreign issuers, potentially in ways that differ from impacts to U.S. companies or issuers. Further, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region could adversely impact a different country or region. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation or other adverse tax consequences, political or social instability, changes to laws and regulations or interpretations of laws and regulations, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions on the United States by a foreign country, or on a foreign country or issuer by the United States could adversely affect the value of securities issued by a non-U.S. company. Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. The financial statements of the issuer of the Reference Asset are prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board, which differs in certain respects from United States generally accepted accounting principles (“U.S. GAAP”) and practices prescribed by the SEC. Therefore, such financial statements may not be comparable to financial statements prepared in accordance with U.S. GAAP.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. The Fund is subject to the risk that foreign currency will perform differently than U.S. dollars and increase the potential loss to the Fund. Currency exchange rates may be volatile, move rapidly, and change as a result of changes in interest rates, inflation rates, government surpluses or deficits, and monetary policy or currency controls imposed by local governments or supranational entities such as the International Monetary Fund. Changes in currency exchange rates can affect the value of the Fund’s holdings.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which Samsung is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Samsung is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Samsung is assigned to the consumer electronics industry.

•Consumer Electronics Industry Risk. Companies operating in the consumer electronics industry may be significantly affected by changes in consumer demand, technological innovation, product obsolescence, and global economic conditions. The industry is highly competitive and characterized by rapid technological change, short product life cycles, evolving consumer preferences, pricing pressures, and substantial research and development expenditures. Consumer electronics companies may also be adversely affected by supply chain disruptions, shortages or increased costs of semiconductors and other components, manufacturing and distribution challenges, cybersecurity threats, intellectual property disputes, product recalls, and dependence on key suppliers, manufacturers, retailers, or customers. In addition, companies in the industry are exposed to risks associated with international operations, including foreign currency fluctuations, tariffs, trade restrictions, and changing regulatory requirements, any of which may negatively affect their financial performance and market value.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with the Reference Asset. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference Asset's value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference Asset. Under such circumstances, the market for the Reference Asset may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of the Reference Asset and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Reference Asset and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of the Reference Asset and correlated derivative instruments.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Asset and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Asset experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of Samsung does not provide leveraged exposure to the Reference Asset and, as a result, if the Fund invests directly in common stock of Samsung to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG SAMSUNG DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG SAMSUNG DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG SAMSUNG DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG SAMSUNG DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG SAMSUNG DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Risk Of Investing In South Korea Member
Prospectus [Line Items]
Risk [Text Block]

Risk of Investing in South Korea. Investments in issuers domiciled in South Korea may involve risks that are not typically associated with investments in the United States or other developed markets. The South Korean economy is highly dependent on international trade and exports, making it sensitive to global economic conditions, changes in demand from key trading partners, and fluctuations in commodity prices. Political and economic relations with neighboring countries, particularly North Korea, may create additional uncertainty and volatility in the South Korean financial markets.

South Korea’s financial markets may be subject to increased volatility, lower liquidity, and greater regulatory or governmental intervention than markets in the United States. Currency fluctuations between the South Korean won and the U.S. dollar may adversely affect the value of investments. In addition, South Korean companies may be subject to different accounting, auditing, financial reporting, and disclosure standards than those applicable to U.S. companies. The South Korean economy is also concentrated in certain industries, including technology and manufacturing, which may increase vulnerability to sector-specific downturns. These and other factors may negatively impact the value and liquidity of investments in South Korean issuers.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Samsung Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Samsung Investing Risk. Issuer-specific attributes may cause an investment held by the Fund in Samsung to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, Samsung faces risks unique to its operations, including, but not limited to, dependence on global demand for semiconductors, smartphones, consumer electronics, and display products; cyclicality and pricing fluctuations in the semiconductor and memory chip markets; rapid technological change and substantial research and development and capital expenditure requirements; intense competition within the global technology and electronics industries; reliance on complex global manufacturing operations, suppliers, and supply chains, including the availability and cost of semiconductors, raw materials, and components; risks associated with product defects, recalls, cybersecurity threats, intellectual property disputes, and changing consumer preferences; exposure to geopolitical tensions, trade restrictions, tariffs, export controls, and international regulatory requirements; dependence on key customers and demand trends in data centers, artificial intelligence, and mobile devices; exposure to foreign currency exchange rate fluctuations and international operations; and the risk that anticipated demand for Samsung’s products and technologies may not materialize as expected.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Industry Concentration Risk, Consumer Electronics Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Electronics Industry Risk. Companies operating in the consumer electronics industry may be significantly affected by changes in consumer demand, technological innovation, product obsolescence, and global economic conditions. The industry is highly competitive and characterized by rapid technological change, short product life cycles, evolving consumer preferences, pricing pressures, and substantial research and development expenditures. Consumer electronics companies may also be adversely affected by supply chain disruptions, shortages or increased costs of semiconductors and other components, manufacturing and distribution challenges, cybersecurity threats, intellectual property disputes, product recalls, and dependence on key suppliers, manufacturers, retailers, or customers. In addition, companies in the industry are exposed to risks associated with international operations, including foreign currency fluctuations, tariffs, trade restrictions, and changing regulatory requirements, any of which may negatively affect their financial performance and market value.
T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Mega-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mega-Capitalization Company Risk. Investments in mega-capitalization companies may involve certain risks. Although mega-cap companies are typically well-established and may have substantial financial resources, broad product lines, and diversified operations, they may be less able to respond quickly to changes in market conditions, technological developments, or shifts in consumer preferences. As a result, such companies may experience slower growth rates compared to smaller or mid-sized companies.

In addition, mega-cap companies may be subject to increased regulatory scrutiny, as well as heightened exposure to global economic, political, and geopolitical risks due to their multinational operations. Their size and market prominence may make it more difficult to achieve significant growth, particularly during periods of economic expansion. While securities of mega-cap companies may be less volatile than those of smaller companies, they may underperform other segments of the market, which could adversely affect the Fund’s investment returns.

T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG SAMSUNG DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of the Reference Asset’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Metaplanet volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Metaplanet volatility; b) Metaplanet performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to Metaplanet. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Metaplanet volatility and Metaplanet performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to Metaplanet; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of Metaplanet.

During periods of higher Metaplanet volatility, the volatility of Metaplanet may affect the Fund’s return as much as, or more than, the return of Metaplanet. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of Metaplanet during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if Metaplanet provided no return over a one-year period during which Metaplanet experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if Metaplanet’s return is flat. For instance, if Metaplanet’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of Metaplanet and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of Metaplanet. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Metaplanet’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 119.19%. Metaplanet’s annualized daily volatility rates were as follows:

2021    33.12%
2022    124.53%
2023    57.84%
2024    187.98%
2025    122.63%

Metaplanet’s annualized performance for the five-year period ended December 31, 2025 was 60.47%. Historical volatility and performance are not indications of what Metaplanet volatility and performance will be in the future. Metaplanet’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for Metaplanet is US$9.90 on July 14, 2025 and the 52-week low stock price for Metaplanet is US$1.20, which occurred on July 1, 2026. Metaplanet’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Asset will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Asset, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Asset subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Asset does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Asset and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG METAPLANET DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of the Reference Asset, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to Metaplanet that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Asset at the market close on the first trading day and the value of the Reference Asset at the time of purchase. If the Reference Asset gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Asset declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Asset.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Asset and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Asset is impacted by the Reference Asset's movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Asset at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Asset increases on days when the Reference Asset is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) Metaplanet. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with Metaplanet. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to Metaplanet. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Metaplanet. Any of these factors could decrease the correlation between the performance of the Fund and Metaplanet and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Market And Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities and other positions in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. Metaplanet Inc.is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Metaplanet, Inc. and make no representation as to the performance of Metaplanet. Investing in the Fund is not equivalent to investing in Metaplanet. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to Metaplanet.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Foreign Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investing Risk. Securities issued by entities organized, domiciled, or with a principal executive office outside the United States may involve certain special risk considerations that are not typically associated with investing in securities of U.S. companies. World events could adversely affect the value and/or liquidity of securities of foreign companies or foreign issuers, potentially in ways that differ from impacts to U.S. companies or issuers. Further, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region could adversely impact a different country or region. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation or other adverse tax consequences, political or social instability, changes to laws and regulations or interpretations of laws and regulations, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions on the United States by a foreign country, or on a foreign country or issuer by the United States could adversely affect the value of securities issued by a non-U.S. company. Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. The financial statements of the issuer of the Reference Asset are prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board, which differs in certain respects from United States generally accepted accounting principles (“U.S. GAAP”) and practices prescribed by the SEC. Therefore, such financial statements may not be comparable to financial statements prepared in accordance with U.S. GAAP.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. The Fund is subject to the risk that foreign currency will perform differently than U.S. dollars and increase the potential loss to the Fund. Currency exchange rates may be volatile, move rapidly, and change as a result of changes in interest rates, inflation rates, government surpluses or deficits, and monetary policy or currency controls imposed by local governments or supranational entities such as the International Monetary Fund. Changes in currency exchange rates can affect the value of the Fund’s holdings.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG METAPLANET DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG METAPLANET DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with the Reference Asset. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference Asset's value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference Asset. Under such circumstances, the market for the Reference Asset may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of the Reference Asset and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Reference Asset and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of the Reference Asset and correlated derivative instruments.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Asset and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Asset experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of Metaplanet does not provide leveraged exposure to the Reference Asset and, as a result, if the Fund invests directly in common stock of Metaplanet to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG METAPLANET DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG METAPLANET DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG METAPLANET DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG METAPLANET DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG METAPLANET DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Risk Of Investing In South Korea Member
Prospectus [Line Items]
Risk [Text Block]

Risk of Investing in Japan. Investments in issuers domiciled in Japan may involve risks that are not typically associated with investments in the United States or other markets. The Japanese economy is highly dependent on international trade and exports and may be adversely affected by global economic conditions, changes in demand from key trading partners, supply chain disruptions, and fluctuations in currency exchange rates. Japan’s economy has experienced periods of low economic growth, deflationary pressure, and significant government debt, which may adversely affect financial markets and economic stability.

Japanese financial markets may also be affected by political, regulatory, and economic developments in Asia and globally. Currency fluctuations between the Japanese yen and the U.S. dollar may reduce investment returns for U.S. investors. In addition, Japanese companies may be subject to different accounting, auditing, financial reporting, corporate governance, and disclosure standards than those applicable to U.S. companies. Certain sectors of the Japanese economy, including technology, automotive, industrial, and export-oriented industries, represent a significant portion of the market, which may increase vulnerability to sector-specific downturns. Japan is also subject to the risk of natural disasters, including earthquakes, tsunamis, typhoons, and volcanic activity, which may negatively affect the value and liquidity of investments in Japanese issuers.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which Metaplanet Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Metaplanet Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Metaplanet is assigned to the hotels, restaurants, and leisure industry.

•Hotels, Restaurants, and Leisure Industry Risk. Companies in the hotels, restaurants and leisure industry are subject to risks that may adversely affect their operating results and financial condition. Demand for travel, lodging, dining and entertainment services is highly dependent on consumer discretionary spending, business travel and overall economic conditions. These companies may be adversely affected by changes in consumer preferences, inflation, labor shortages, rising wage and employee benefit costs, increases in food, beverage, energy and other operating costs, supply chain disruptions, and the availability and cost of transportation. In addition, companies in this industry may be affected by seasonality, adverse weather events, natural disasters, public health emergencies, geopolitical events, changes in travel patterns, competition, cybersecurity incidents, and regulatory developments, including health, safety, labor and environmental regulations. Hotels, restaurants and leisure companies also may face risks associated with maintaining brand reputation, franchise relationships, and customer loyalty, any of which could negatively affect their profitability and the value of the Fund's investments.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Metaplanet Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Metaplanet Investing Risk. Issuer-specific attributes may cause an investment held by the Fund in Metaplanet to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, Metaplanet faces risks unique to its operations, including, but not limited to, substantial exposure to the price volatility and market liquidity of Bitcoin and other digital assets; risks associated with the company’s Bitcoin treasury strategy and dependence on the continued adoption and market value of Bitcoin; evolving and uncertain regulatory treatment of digital assets, cryptocurrencies, and related activities in Japan and other jurisdictions; cybersecurity threats, fraud, theft, loss, or compromise of digital assets and related systems; risks associated with digital asset custody, trading counterparties, and market infrastructure; reliance on capital markets activities and financing transactions to support its operations and Bitcoin acquisition strategy; exposure to changing investor sentiment toward cryptocurrency-related companies; limited operating history of its current business strategy; foreign currency exchange rate fluctuations and international operations; and the risk that anticipated growth in Bitcoin adoption, digital asset markets, and related revenue opportunities may not materialize as expected.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Bitcoin Risk Member
Prospectus [Line Items]
Risk [Text Block]
Bitcoin Risk. While the Fund will not directly invest in digital assets, the Fund may nevertheless be exposed to risks associated with Bitcoin through its investment strategy and investments in financial instruments that reference companies with exposure to Bitcoin. Investing in Bitcoin involves significant risks that are not typically associated with traditional investments. These risks include uncertainty surrounding emerging technologies, limited historical performance data, and the possibility that adoption of Bitcoin and other digital assets may decline over time, potentially resulting in a decrease in value. Bitcoin has historically experienced significant price volatility, which may occur rapidly and without warning. Regulatory developments, including governmental actions, changes in laws or regulations, and inconsistent regulatory treatment across jurisdictions, may adversely affect the use, transfer, exchange, and value of Bitcoin. Additional risks include risks related to Bitcoin exchanges and trading platforms, cybersecurity incidents, fraud, market manipulation, competition from other digital assets or payment technologies, concentrated ownership, mining operations, network disruptions or modifications, and intellectual property claims, any of which could negatively affect the value of Bitcoin and related investments.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Bitcoin Treasury Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Bitcoin Treasury Companies Risk. Bitcoin treasury companies face unique risks as a result of holding Bitcoin in their treasury. The speculative perception of Bitcoin may overshadow the fundamentals of such companies, leading to exaggerated price movements based on hype or fear. Such companies may face criticism for adopting such a unique strategy, particularly during periods of declining Bitcoin prices, potentially harming their reputation and stock value. Bitcoin treasury companies may also face scrutiny or reputational damage for associating with Bitcoin, which some stakeholders view as controversial due to its environmental and illicit activity concerns. Bitcoin treasury companies with significant international operations may face challenges if jurisdictions impose restrictions on Bitcoin usage, trade or holdings. Bitcoin treasury companies holding Bitcoin may face accounting challenges, such as recording impairment losses when Bitcoin prices decline, even if the holdings are not sold. This can distort financial performance metrics. The value of the Fund’s investments in instruments that provide exposure to Bitcoin treasury companies – and therefore the value of an investment in the Fund – could decline significantly and without warning. If you are not prepared to accept significant and unexpected changes in the value of the Fund, you should not invest in the Fund.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Industry Concentration Risk, Hotels, Restaurants, And Leisure Industry Risk Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hotels, Restaurants, and Leisure Industry Risk. Companies in the hotels, restaurants and leisure industry are subject to risks that may adversely affect their operating results and financial condition. Demand for travel, lodging, dining and entertainment services is highly dependent on consumer discretionary spending, business travel and overall economic conditions. These companies may be adversely affected by changes in consumer preferences, inflation, labor shortages, rising wage and employee benefit costs, increases in food, beverage, energy and other operating costs, supply chain disruptions, and the availability and cost of transportation. In addition, companies in this industry may be affected by seasonality, adverse weather events, natural disasters, public health emergencies, geopolitical events, changes in travel patterns, competition, cybersecurity incidents, and regulatory developments, including health, safety, labor and environmental regulations. Hotels, restaurants and leisure companies also may face risks associated with maintaining brand reputation, franchise relationships, and customer loyalty, any of which could negatively affect their profitability and the value of the Fund's investments.
T-REX 2X LONG METAPLANET DAILY TARGET ETF | Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns.

T-REX 2X LONG METAPLANET DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG METAPLANET DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of the Reference Asset’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Nintendo volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Nintendo volatility; b) Nintendo performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to Nintendo. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Nintendo volatility and Nintendo performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to Nintendo; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of Nintendo.

During periods of higher Nintendo volatility, the volatility of Nintendo may affect the Fund’s return as much as, or more than, the return of Nintendo. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of Nintendo during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if Nintendo provided no return over a one-year period during which Nintendo experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if Nintendo’s return is flat. For instance, if Nintendo’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of Nintendo and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of Nintendo. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Nintendo’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 30.15%. Nintendo’s annualized daily volatility rates were as follows:

2021    27.90%
2022    25.17%
2023    22.05%
2024    34.07%
2025    38.56%

Nintendo’s annualized performance for the five-year period ended December 31, 2025 was 10.28%. Historical volatility and performance are not indications of what Nintendo volatility and performance will be in the future. Nintendo’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for Nintendo is US$24.92 on August 18, 2025 and the 52-week low stock price for Nintendo is US$10.18, which occurred on June 29, 2026. Nintendo’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Asset will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Asset, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Asset subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Asset does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Asset and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG NINTENDO DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of the Reference Asset, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to Nintendo that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Asset at the market close on the first trading day and the value of the Reference Asset at the time of purchase. If the Reference Asset gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Asset declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Asset.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Asset and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Asset is impacted by the Reference Asset's movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Asset at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Asset increases on days when the Reference Asset is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) Nintendo. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with Nintendo. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to Nintendo. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Nintendo. Any of these factors could decrease the correlation between the performance of the Fund and Nintendo and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Market And Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities and other positions in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. Nintendo Co., Ltd. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Nintendo and make no representation as to the performance of Nintendo. Investing in the Fund is not equivalent to investing in Nintendo. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to Nintendo.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Foreign Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investing Risk. Securities issued by entities organized, domiciled, or with a principal executive office outside the United States may involve certain special risk considerations that are not typically associated with investing in securities of U.S. companies. World events could adversely affect the value and/or liquidity of securities of foreign companies or foreign issuers, potentially in ways that differ from impacts to U.S. companies or issuers. Further, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region could adversely impact a different country or region. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation or other adverse tax consequences, political or social instability, changes to laws and regulations or interpretations of laws and regulations, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions on the United States by a foreign country, or on a foreign country or issuer by the United States could adversely affect the value of securities issued by a non-U.S. company. Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. The financial statements of the issuer of the Reference Asset are prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board, which differs in certain respects from United States generally accepted accounting principles (“U.S. GAAP”) and practices prescribed by the SEC. Therefore, such financial statements may not be comparable to financial statements prepared in accordance with U.S. GAAP.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. The Fund is subject to the risk that foreign currency will perform differently than U.S. dollars and increase the potential loss to the Fund. Currency exchange rates may be volatile, move rapidly, and change as a result of changes in interest rates, inflation rates, government surpluses or deficits, and monetary policy or currency controls imposed by local governments or supranational entities such as the International Monetary Fund. Changes in currency exchange rates can affect the value of the Fund’s holdings.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG NINTENDO DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which Nintendo is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Nintendo is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Nintendo is assigned to the electronic gaming and multimedia industry.

•Electronic Gaming and Multimedia Industry Risk. Companies operating in the electronic gaming and multimedia industry may be significantly affected by changing consumer preferences, technological innovation, product obsolescence, and global economic conditions. The industry is highly competitive and characterized by rapid technological change, evolving gaming platforms, short product life cycles, and substantial research, development, and marketing expenditures. Companies in the industry may depend heavily on the successful development and commercialization of popular gaming titles, franchises, hardware platforms, digital distribution services, and multimedia content, and may be adversely affected if new products fail to achieve market acceptance.

Electronic gaming and multimedia companies may also face risks related to cybersecurity threats, data privacy concerns, online service disruptions, intellectual property protection and infringement claims, changing monetization models, and dependence on third-party developers, platform operators, suppliers, or semiconductor availability. In addition, such companies may be adversely affected by supply chain disruptions, foreign currency fluctuations, regulatory developments, and changing consumer spending patterns, any of which may negatively impact their financial performance and market value.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG NINTENDO DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with the Reference Asset. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference Asset's value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference Asset. Under such circumstances, the market for the Reference Asset may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of the Reference Asset and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Reference Asset and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of the Reference Asset and correlated derivative instruments.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Asset and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Asset experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of Nintendo does not provide leveraged exposure to the Reference Asset and, as a result, if the Fund invests directly in common stock of Nintendo to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG NINTENDO DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG NINTENDO DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG NINTENDO DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG NINTENDO DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Risk Of Investing In South Korea Member
Prospectus [Line Items]
Risk [Text Block]

Risk of Investing in Japan. Investments in issuers domiciled in Japan may involve risks that are not typically associated with investments in the United States or other markets. The Japanese economy is highly dependent on international trade and exports and may be adversely affected by global economic conditions, changes in demand from key trading partners, supply chain disruptions, and fluctuations in currency exchange rates. Japan’s economy has experienced periods of low economic growth, deflationary pressure, and significant government debt, which may adversely affect financial markets and economic stability.

Japanese financial markets may also be affected by political, regulatory, and economic developments in Asia and globally. Currency fluctuations between the Japanese yen and the U.S. dollar may reduce investment returns for U.S. investors. In addition, Japanese companies may be subject to different accounting, auditing, financial reporting, corporate governance, and disclosure standards than those applicable to U.S. companies. Certain sectors of the Japanese economy, including technology, automotive, industrial, and export-oriented industries, represent a significant portion of the market, which may increase vulnerability to sector-specific downturns. Japan is also subject to the risk of natural disasters, including earthquakes, tsunamis, typhoons, and volcanic activity, which may negatively affect the value and liquidity of investments in Japanese issuers.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Nintendo Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Nintendo Investing Risk. Issuer-specific attributes may cause an investment held by the Fund in Nintendo Co., Ltd. (“Nintendo”) to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, Nintendo faces risks unique to its operations, including, but not limited to, dependence on consumer demand for video game hardware, software, and digital content; the cyclical nature of gaming console release cycles and the risk that new hardware or software products may not achieve anticipated market acceptance; intense competition within the global gaming and entertainment industries; rapid technological change and evolving consumer preferences; reliance on the successful development, protection, and monetization of intellectual property and key gaming franchises; dependence on third-party suppliers, manufacturers, and semiconductor availability; risks associated with digital distribution platforms, online services, cybersecurity threats, and data privacy concerns; exposure to foreign currency exchange rate fluctuations and international operations; risks related to product delays, quality issues, and supply chain disruptions; and the risk that anticipated demand for Nintendo’s gaming platforms, products, and entertainment offerings may not materialize as expected.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Communication Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Communication Services Sector Risk. The performance of companies in the communication services sector may be affected by (without limitation) the following factors: industry competition, increasing governmental regulation, the ability to keep pace with technological advancement and scrutiny by public bodies. Technological innovations may reduce the utility of products and services of companies in the communication services sector and render them less competitive or obsolete over time. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Industry Concentration Risk, Electronic Gaming And Multimedia Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Electronic Gaming and Multimedia Industry Risk. Companies operating in the electronic gaming and multimedia industry may be significantly affected by changing consumer preferences, technological innovation, product obsolescence, and global economic conditions. The industry is highly competitive and characterized by rapid technological change, evolving gaming platforms, short product life cycles, and substantial research, development, and marketing expenditures. Companies in the industry may depend heavily on the successful development and commercialization of popular gaming titles, franchises, hardware platforms, digital distribution services, and multimedia content, and may be adversely affected if new products fail to achieve market acceptance.
Electronic gaming and multimedia companies may also face risks related to cybersecurity threats, data privacy concerns, online service disruptions, intellectual property protection and infringement claims, changing monetization models, and dependence on third-party developers, platform operators, suppliers, or semiconductor availability. In addition, such companies may be adversely affected by supply chain disruptions, foreign currency fluctuations, regulatory developments, and changing consumer spending patterns, any of which may negatively impact their financial performance and market value.

T-REX 2X LONG NINTENDO DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG NINTENDO DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of the Reference Asset’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how SoftBank volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) SoftBank volatility; b) SoftBank performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to SoftBank. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of SoftBank volatility and SoftBank performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to SoftBank; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of SoftBank.

During periods of higher SoftBank volatility, the volatility of SoftBank may affect the Fund’s return as much as, or more than, the return of SoftBank. The effects of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SoftBank during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if SoftBank provided no return over a one-year period during which SoftBank experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if SoftBank’s return is flat. For instance, if SoftBank’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of SoftBank and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of SoftBank. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

SoftBank’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 45.71%. SoftBank’s annualized daily volatility rates were as follows:

2021    39.17%
2022    44.60%
2023    31.00%
2024    47.11%
2025    61.09%

SoftBank’s annualized performance for the five-year period ended December 31, 2025 was 17.35%. Historical volatility and performance are not indications of what SoftBank volatility and performance will be in the future. SoftBank’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for SoftBank is US$28.97 on June 1, 2026 and the 52-week low stock price for SoftBank is US$8.64, which occurred on July 14, 2025. SoftBank’s 52-week high and low stock price may change significantly over a short period of time.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Asset will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Asset, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Asset subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Asset does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Asset and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of the Reference Asset, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to SoftBank that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Asset at the market close on the first trading day and the value of the Reference Asset at the time of purchase. If the Reference Asset gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Asset declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Asset.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Asset and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Asset is impacted by the Reference Asset's movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Asset at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Asset increases on days when the Reference Asset is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) SoftBank. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with SoftBank. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to SoftBank. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of SoftBank. Any of these factors could decrease the correlation between the performance of the Fund and SoftBank and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Market And Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities and other positions in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. SoftBank Group Corp. is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of SoftBank and make no representation as to the performance of SoftBank. Investing in the Fund is not equivalent to investing in SoftBank. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to SoftBank.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Foreign Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investing Risk. Securities issued by entities organized, domiciled, or with a principal executive office outside the United States may involve certain special risk considerations that are not typically associated with investing in securities of U.S. companies. World events could adversely affect the value and/or liquidity of securities of foreign companies or foreign issuers, potentially in ways that differ from impacts to U.S. companies or issuers. Further, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region could adversely impact a different country or region. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation or other adverse tax consequences, political or social instability, changes to laws and regulations or interpretations of laws and regulations, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions on the United States by a foreign country, or on a foreign country or issuer by the United States could adversely affect the value of securities issued by a non-U.S. company. Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. The financial statements of the issuer of the Reference Asset are prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board, which differs in certain respects from United States generally accepted accounting principles (“U.S. GAAP”) and practices prescribed by the SEC. Therefore, such financial statements may not be comparable to financial statements prepared in accordance with U.S. GAAP.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. The Fund is subject to the risk that foreign currency will perform differently than U.S. dollars and increase the potential loss to the Fund. Currency exchange rates may be volatile, move rapidly, and change as a result of changes in interest rates, inflation rates, government surpluses or deficits, and monetary policy or currency controls imposed by local governments or supranational entities such as the International Monetary Fund. Changes in currency exchange rates can affect the value of the Fund’s holdings.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which SoftBank is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which SoftBank is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, SoftBank is assigned to the telecommunications services industry.

•Telecommunications Services Industry Risk. Companies operating in the telecommunications services industry may be significantly affected by rapid technological change, intense competition, evolving consumer demand, and extensive government regulation. Telecommunications companies typically require substantial capital expenditures to build, maintain, and upgrade network infrastructure, including wireless, broadband, fiber, and data transmission systems, and may face risks associated with technological obsolescence and changing industry standards. The industry is also characterized by pricing pressures, customer churn, spectrum licensing requirements, and dependence on the availability and reliability of network infrastructure and equipment.

Telecommunications companies may be adversely affected by regulatory and legal developments, cybersecurity threats, data privacy concerns, service interruptions, supply chain disruptions, and reliance on third-party vendors and equipment providers. In addition, such companies may face risks related to high debt levels, interest rate fluctuations, mergers and acquisitions, and changing consumer usage patterns. International operations may expose telecommunications companies to foreign currency fluctuations, geopolitical developments, and differing regulatory environments, any of which may negatively impact their financial performance and market value.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with the Reference Asset. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference Asset's value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference Asset. Under such circumstances, the market for the Reference Asset may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of the Reference Asset and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Reference Asset and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of the Reference Asset and correlated derivative instruments.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Asset and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Asset experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of SoftBank does not provide leveraged exposure to the Reference Asset and, as a result, if the Fund invests directly in common stock of SoftBank to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility.
This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG SOFTBANK DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG SOFTBANK DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG SOFTBANK DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG SOFTBANK DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG SOFTBANK DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Mega-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mega-Capitalization Company Risk. Investments in mega-capitalization companies may involve certain risks. Although mega-cap companies are typically well-established and may have substantial financial resources, broad product lines, and diversified operations, they may be less able to respond quickly to changes in market conditions, technological developments, or shifts in consumer preferences. As a result, such companies may experience slower growth rates compared to smaller or mid-sized companies.

In addition, mega-cap companies may be subject to increased regulatory scrutiny, as well as heightened exposure to global economic, political, and geopolitical risks due to their multinational operations. Their size and market prominence may make it more difficult to achieve significant growth, particularly during periods of economic expansion. While securities of mega-cap companies may be less volatile than those of smaller companies, they may underperform other segments of the market, which could adversely affect the Fund’s investment returns.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Communication Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Communication Services Sector Risk. The performance of companies in the communication services sector may be affected by (without limitation) the following factors: industry competition, increasing governmental regulation, the ability to keep pace with technological advancement and scrutiny by public bodies. Technological innovations may reduce the utility of products and services of companies in the communication services sector and render them less competitive or obsolete over time. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | SoftBank Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
SoftBank Investing Risk. Issuer-specific attributes may cause an investment held by the Fund in SoftBank to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, SoftBank faces risks unique to its operations, including, but not limited to, dependence on the performance and valuation of its investment portfolio, including investments in technology, telecommunications, artificial intelligence, semiconductor, internet, and emerging growth companies; substantial exposure to private and publicly traded technology companies whose valuations may be volatile and difficult to determine; risks associated with venture capital and investment fund activities, including the possibility of significant investment losses; reliance on debt financing and exposure to interest rate and refinancing risks; dependence on the successful execution of strategic investments, acquisitions, dispositions, and monetization transactions; exposure to rapid technological change, evolving market conditions, and changing investor sentiment toward technology-related companies; risks associated with international operations, foreign currency exchange rate fluctuations, and geopolitical developments; dependence on key portfolio companies and strategic partnerships; regulatory and legal risks affecting telecommunications, technology, artificial intelligence, and investment activities; and the risk that anticipated growth opportunities in artificial intelligence, technology infrastructure, and related markets may not materialize as expected.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Risk Of Investing In Japan Member
Prospectus [Line Items]
Risk [Text Block]

Risk of Investing in Japan. Investments in issuers domiciled in Japan may involve risks that are not typically associated with investments in the United States or other markets. The Japanese economy is highly dependent on international trade and exports and may be adversely affected by global economic conditions, changes in demand from key trading partners, supply chain disruptions, and fluctuations in currency exchange rates. Japan’s economy has experienced periods of low economic growth, deflationary pressure, and significant government debt, which may adversely affect financial markets and economic stability.

Japanese financial markets may also be affected by political, regulatory, and economic developments in Asia and globally. Currency fluctuations between the Japanese yen and the U.S. dollar may reduce investment returns for U.S. investors. In addition, Japanese companies may be subject to different accounting, auditing, financial reporting, corporate governance, and disclosure standards than those applicable to U.S. companies. Certain sectors of the Japanese economy, including technology, automotive, industrial, and export-oriented industries, represent a significant portion of the market, which may increase vulnerability to sector-specific downturns. Japan is also subject to the risk of natural disasters, including earthquakes, tsunamis, typhoons, and volcanic activity, which may negatively affect the value and liquidity of investments in Japanese issuers.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Industry Concentration Risk, Telecom Services Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Telecommunications Services Industry Risk. Companies operating in the telecommunications services industry may be significantly affected by rapid technological change, intense competition, evolving consumer demand, and extensive government regulation. Telecommunications companies typically require substantial capital expenditures to build, maintain, and upgrade network infrastructure, including wireless, broadband, fiber, and data transmission systems, and may face risks associated with technological obsolescence and changing industry standards. The industry is also characterized by pricing pressures, customer churn, spectrum licensing requirements, and dependence on the availability and reliability of network infrastructure and equipment.
Telecommunications companies may be adversely affected by regulatory and legal developments, cybersecurity threats, data privacy concerns, service interruptions, supply chain disruptions, and reliance on third-party vendors and equipment providers. In addition, such companies may face risks related to high debt levels, interest rate fluctuations, mergers and acquisitions, and changing consumer usage patterns. International operations may expose telecommunications companies to foreign currency fluctuations, geopolitical developments, and differing regulatory environments, any of which may negatively impact their financial performance and market value.

T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG SOFTBANK DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.